CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Accumulated Other Comprehensive Income (Loss)		Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Treasury Stock	Treasury Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Total ORIX Corporation Shareholders' Equity	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Noncontrolling Interests	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjustment [Member]	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning Balance at Mar. 31, 2023	¥ 3,614,322			¥ 221,111		¥ 233,169		¥ 3,054,448			¥ 156,135			¥ (121,256)		¥ 3,543,607			¥ 70,715
Contribution to subsidiaries	18,357															0			18,357
Transaction with noncontrolling interests	(3,549)					86					(165)					(79)			(3,470)
Comprehensive income (loss), net of tax:
Net income (loss)	338,450							346,132								346,132			(7,682)
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(67,772)										(67,772)					(67,772)			0
Impact of changes in policy liability discount rate	93,269										93,269					93,269			0
Net change of debt valuation adjustments	(191)										(191)					(191)			0
Net change of defined benefit pension plans	13,293										13,287					13,287			6
Net change of foreign currency translation adjustments	173,101										168,285					168,285			4,816
Net change of unrealized gains (losses) on derivative instruments	(5,875)										(5,700)					(5,700)			(175)
Total other comprehensive income (loss)	205,825															201,178			4,647
Total comprehensive income (loss)	544,275															547,310			(3,035)
Cash dividends	(101,968)							(99,900)								(99,900)			(2,068)
Acquisition of treasury stock	(50,001)													(50,001)		(50,001)			0
Disposal of treasury stock	50					(227)								277		50			0
Cancellation of treasury stock	0					(49)		(40,951)						41,000		0			0
Other, net	479					478		1								479			0
Ending Balance at Mar. 31, 2024	4,021,965		¥ 4,021,808	221,111	¥ 221,111	233,457	¥ 233,457	3,259,730		¥ 3,259,573	357,148		¥ 357,148	(129,980)	¥ (129,980)	3,941,466		¥ 3,941,309	80,499		¥ 80,499
Ending Balance (Accounting Standards Update 2023-02) at Mar. 31, 2024		¥ (157)							¥ (157)								¥ (157)			¥ 0
Contribution to subsidiaries	10,736															0			10,736
Transaction with noncontrolling interests	(7,232)					83					136					219			(7,451)
Comprehensive income (loss), net of tax:
Net income (loss)	351,241							351,630								351,630			(389)
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(153,108)										(153,108)					(153,108)			0
Impact of changes in policy liability discount rate	158,339										158,339					158,339			0
Net change of debt valuation adjustments	(35)										(35)					(35)			0
Net change of defined benefit pension plans	5,128										5,121					5,121			7
Net change of foreign currency translation adjustments	(20,010)										(19,687)					(19,687)			(323)
Net change of unrealized gains (losses) on derivative instruments	(6,403)										(6,616)					(6,616)			213
Total other comprehensive income (loss)	(16,089)															(15,986)			(103)
Total comprehensive income (loss)	335,152															335,644			(492)
Cash dividends	(136,881)							(135,590)								(135,590)			(1,291)
Acquisition of treasury stock	(53,518)													(53,518)		(53,518)			0
Disposal of treasury stock	263					(654)								917		263			0
Cancellation of treasury stock	0					(149)		(120,702)						120,851		0			0
Other, net	1,455					1,456								(1)		1,455			0
Ending Balance at Mar. 31, 2025	4,171,783			221,111		234,193		3,354,911			341,298	[1]		(61,731)		4,089,782			82,001
Contribution to subsidiaries	14,457															0			14,457
Transaction with noncontrolling interests	(12,919)					344					28					372			(13,291)
Comprehensive income (loss), net of tax:
Net income (loss)	459,086							447,265								447,265			11,821
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(214,437)										(214,437)					(214,437)			0
Impact of changes in policy liability discount rate	299,258										299,258					299,258			0
Net change of debt valuation adjustments	193										193					193			0
Net change of defined benefit pension plans	17,167										17,162					17,162			5
Net change of foreign currency translation adjustments	168,393										164,577					164,577			3,816
Net change of unrealized gains (losses) on derivative instruments	(2,840)										(2,969)					(2,969)			129
Total other comprehensive income (loss)	267,734															263,784			3,950
Total comprehensive income (loss)	726,820															711,049			15,771
Cash dividends	(179,173)							(170,803)								(170,803)			(8,370)
Acquisition of treasury stock	(150,002)													(150,002)		(150,002)			0
Disposal of treasury stock	358					(906)								1,264		358			0
Cancellation of treasury stock	0					(137)		(128,864)						129,001		0			0
Other, net	1,744					1,745								(1)		1,744			0
Ending Balance at Mar. 31, 2026	¥ 4,573,068			¥ 221,111		¥ 235,239		¥ 3,502,509			¥ 605,110	[2]		¥ (81,469)		¥ 4,482,500			¥ 90,568

[1]	As of March 31, 2025, net unrealized gains (losses) on investment in securities contained ¥(61) million (net of tax of ¥16 million) of net unrealized gains (losses) in investment in securities related to available-for-sale debt securities with allowance for credit losses.
[2]	As of March 31, 2026, net unrealized gains (losses) on investment in securities contained ¥(171) million (net of tax of ¥53 million) of net unrealized gains (losses) in investment in securities related to available-for-sale debt securities with allowance for credit losses.